Segmented information - Narrative (Details)	12 Months Ended
Dec. 31, 2025 segment branch
Segment Reporting Information [Line Items]
Number of reportable segments	4
Number of operating segments	3
Number of other segments	1
Operating Segments | Bermuda
Segment Reporting Information [Line Items]
Number of branch locations | branch	3
Operating Segments | Cayman
Segment Reporting Information [Line Items]
Number of branch locations | branch	3